Debt and Warrant Liabilities - Aegus Bridge Financing Notes (Details) - USD ($)	May 07, 2024	Mar. 31, 2025	Feb. 10, 2025	Jan. 02, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Debt and Warrant Liabilities
Maximum principal loan amount						$ 1,000,000
Derivative liabilities					$ 8,327,602		$ 922,834
Total debt liability owed		$ 28,787,160			107,468,217		$ 88,996,117
Issuance agreed in accordance to letter agreement
Debt and Warrant Liabilities
Common stock reserved for future			23,000
Aegus bridge financing notes
Debt and Warrant Liabilities
Loan amount	$ 230,000
Maximum principal loan amount	$ 500,000
Interest rate	12.00%
Shares issued for every dollar lent	1
Price of option to purchase a percentage of membership interests	$ 10
Denominator to calculate percentage of membership interests	$ 20,010,000
Derivative liabilities		$ 255,387		$ 551,000	248,487
Total debt liability owed	$ 260,000				$ 248,487
Aegus bridge financing notes | Issuance agreed upon BCA Amendment no.4
Debt and Warrant Liabilities
Common stock reserved for future			234,380
Aegus bridge financing notes | Issuance agreed in accordance to settlement agreement
Debt and Warrant Liabilities
Common stock reserved for future			70,000